ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	387,884	434,434
Packaging material	127,653	109,952
Equipment	40,700	16,946
Decoration material	17,065	10,778
Storage and logistics	20,346	37,411
Others	3,443	20,268
	597,091	629,789